Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 4,833	$ 11,431	$ 4,188
Other comprehensive income (loss), net-of-tax:
Net change in available-for-sale debt and marketable equity securities	4,621	(8,166)	1,802
Net change in derivatives	616	592	916
Employee benefit plan adjustments	(943)	2,049	(65)
Net change in foreign currency translation adjustments	(157)	(135)	(13)
Other comprehensive income (loss)	4,137	(5,660)	2,640
Comprehensive income	$ 8,970	$ 5,771	$ 6,828